Commitments and Contingencies (Details) - USD ($)											3 Months Ended
	Apr. 10, 2024	Apr. 02, 2024	Jan. 11, 2024	Dec. 21, 2023	Dec. 15, 2023	Dec. 04, 2023	Nov. 14, 2023	Oct. 25, 2022	Oct. 22, 2022	Aug. 31, 2021	Mar. 31, 2026	Mar. 31, 2025	Oct. 14, 2021	Oct. 08, 2021	Sep. 28, 2021	Sep. 21, 2021	Jun. 24, 2021	Jun. 08, 2021	May 24, 2021	Nov. 01, 2020
Commitments and Contingencies (Details) [Line Items]
Lessee, Operating Lease, Term of Contract					114 months					114 months			96 months	108 months	94 months	90 months	2 years 5 months	8 years	7 years	8 years
Lessee, Operating Lease, Liability, to be Paid					$ 1,153,000					$ 1,153,000			$ 767,000	$ 1,153,127	$ 1,079,000	$ 782,000	$ 244,000	$ 620,000	$ 673,000	$ 511,000
interest expense											$ 63,295	$ 48,500
			$ 3,000					$ 3,000
Judicial Ruling [Member]
Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party		$ 425,351			$ 488,491	$ 488,491	$ 348,764		$ 219,576
Loss Contingency, Actions Taken by Plaintiff				A stipulation for Judgment was filed on December 21, 2023, in the amount of $415,266. The stipulated judgment includes $178,542 in unpaid back rent, $172,124 in resolution of mechanics’ liens, and $64,600 in attorneys’ fees.						A stipulation for Judgment was filed on December 21, 2023, in the amount of $415,266. The stipulated judgment includes $178,542 in unpaid back rent, $172,124 in resolution of mechanics’ liens, and $64,600 in attorneys’ fees.
Settled Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 530,000
Restricted Stock [Member] | Settled Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								2,552
Restricted Stock [Member] | CEO of The Good Clinic [Member] | Settled Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								19,622